1290 GAMCO Small/Mid Cap Value Fund
1290 GAMCO Small/Mid Cap Value Fund – Class A, C, I and R Shares
Investment Objective:
Seeks to maximize capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 1290 GAMCO Small/Mid Cap Value Fund (USD $)	Class A Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.50%		none		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none
Redemption fee (as a percentage of amount redeemed, if applicable)	none		none		none	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	25		25		25	25
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	There is no contingent deferred sales charge on Class C shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 1290 GAMCO Small/Mid Cap Value Fund		Class A Shares	Class C Shares	Class I Shares	Class R Shares
Advisory Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	[1]	1.56%	2.31%	1.31%	1.81%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	2.10%	1.10%	1.60%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Pursuant to a contract, 1290 Asset Managers has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through February 28, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.60% for Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers at any time after February 28, 2016.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the expense limitation arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example 1290 GAMCO Small/Mid Cap Value Fund (USD $)	1 Year	3 Years
Class A Shares	680	996
Class C Shares	313	701
Class I Shares	112	395
Class R Shares	163	549

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
1290 GAMCO Small/Mid Cap Value Fund Class C Shares	213	701

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment.

The Fund intends to invest primarily in common stocks, but it also may invest in other securities that the Fund’s sub-adviser believes provide opportunities for capital growth, such as preferred stocks and warrants. The Fund also may invest up to 20% of its net assets in foreign securities.

GAMCO Asset Management, Inc. (“GAMCO” or the “Sub-Adviser”) utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Sub-Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Fund. The Sub-Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Sub-Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

1290 Asset Managers (the “Adviser”) has been granted relief by the Securities and Exchange Commission (“SEC”) to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, changes to advisory contracts that result in an increase in the aggregate advisory fee rate paid by the Fund are still subject to shareholder approval. In addition, the Adviser may not enter into a sub-advisory agreement on behalf of the Fund with an “affiliated person” of the Adviser, unless the sub-advisory agreement is approved by the Fund’s shareholders. The Adviser is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Principal Risks:
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Investment Style Risk: The Sub-Adviser may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize their intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-capitalization companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

New Fund Risk: The Fund is newly established and, as of the date of this Prospectus, has no operating history. The Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized it may not be pursuing its investment objective or executing its principal investment strategies.
Risk/Return Bar Chart and Table
The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.